Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2050 Fund
December 31, 2023
AFF50-NPRT3-0224
1.843409.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.4% 1/25/24 to 3/21/24 (b) (Cost $2,867,898)	2,880,000	2,868,397

Domestic Equity Funds - 49.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	7,802,096	121,088,528
Fidelity Advisor Series Growth Opportunities Fund (c)	6,691,461	85,851,441
Fidelity Advisor Series Small Cap Fund (c)	3,658,114	44,409,504
Fidelity Series All-Sector Equity Fund (c)	3,727,891	40,149,384
Fidelity Series Commodity Strategy Fund (c)	115,966	10,741,951
Fidelity Series Large Cap Stock Fund (c)	8,349,591	163,151,001
Fidelity Series Large Cap Value Index Fund (c)	1,093,412	16,095,022
Fidelity Series Opportunistic Insights Fund (c)	5,072,372	95,664,938
Fidelity Series Small Cap Core Fund (c)	28,762	323,570
Fidelity Series Small Cap Opportunities Fund (c)	4,204,863	58,447,598
Fidelity Series Stock Selector Large Cap Value Fund (c)	7,269,566	94,940,526
Fidelity Series Value Discovery Fund (c)	6,474,369	96,338,606
TOTAL DOMESTIC EQUITY FUNDS (Cost $651,262,922)		827,202,069

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,174,347	46,631,152
Fidelity Series Emerging Markets Fund (c)	5,351,335	45,272,293
Fidelity Series Emerging Markets Opportunities Fund (c)	10,459,382	181,261,096
Fidelity Series International Growth Fund (c)	7,699,196	131,887,231
Fidelity Series International Small Cap Fund (c)	1,533,931	26,015,478
Fidelity Series International Value Fund (c)	11,262,002	131,427,565
Fidelity Series Overseas Fund (c)	10,116,804	131,214,947
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $588,586,431)		693,709,762

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	170,823	1,308,506
Fidelity Series Emerging Markets Debt Fund (c)	1,056,756	8,189,857
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	287,900	2,697,627
Fidelity Series Floating Rate High Income Fund (c)	138,178	1,247,747
Fidelity Series High Income Fund (c)	991,149	8,335,565
Fidelity Series International Credit Fund (c)	68,926	550,026
Fidelity Series Investment Grade Bond Fund (c)	116,652	1,178,186
Fidelity Series Long-Term Treasury Bond Index Fund (c)	16,226,060	95,084,710
Fidelity Series Real Estate Income Fund (c)	168,055	1,594,845
TOTAL BOND FUNDS (Cost $149,304,207)		120,187,069

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	3,991,181	3,991,979
Fidelity Series Government Money Market Fund 5.43% (c)(e)	20,630,083	20,630,083
Fidelity Series Short-Term Credit Fund (c)	11,970	117,900
TOTAL SHORT-TERM FUNDS (Cost $24,736,770)		24,739,962

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,416,758,228)	1,668,707,259
NET OTHER ASSETS (LIABILITIES) - 0.0%	(205,545)
NET ASSETS - 100.0%	1,668,501,714

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	334	Mar 2024	37,705,469	1,191,194	1,191,194
CBOT 5-Year U.S. Treasury Note Contracts (United States)	532	Mar 2024	57,867,469	1,249,333	1,249,333
CBOT Long Term U.S. Treasury Bond Contracts (United States)	67	Mar 2024	8,370,813	608,748	608,748

TOTAL PURCHASED					3,049,275

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	54	Mar 2024	13,014,000	(432,071)	(432,071)
ICE MSCI EAFE Index Contracts (United States)	10	Mar 2024	1,126,200	(4,491)	(4,491)
ICE MSCI Emerging Markets Index Contracts (United States)	232	Mar 2024	11,990,920	(529,465)	(529,465)

TOTAL SOLD					(966,027)

TOTAL FUTURES CONTRACTS					2,083,248
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,868,397.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,773,421	28,189,459	26,970,901	101,608	-	-	3,991,979	0.0%
Total	2,773,421	28,189,459	26,970,901	101,608	-	-	3,991,979

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	99,787,507	22,271,748	18,663,873	6,401,180	(1,034,610)	18,727,756	121,088,528
Fidelity Advisor Series Growth Opportunities Fund	70,565,311	12,438,653	16,575,780	282,317	(2,430,067)	21,853,324	85,851,441
Fidelity Advisor Series Small Cap Fund	40,030,613	7,351,892	7,090,627	1,724,750	157,387	3,960,239	44,409,504
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,333,310	114,578	71,536	42,072	(334)	(67,512)	1,308,506
Fidelity Series All-Sector Equity Fund	36,074,253	3,604,214	4,551,391	1,863,700	40,447	4,981,861	40,149,384
Fidelity Series Canada Fund	42,817,285	6,196,592	5,621,114	1,530,739	292,218	2,946,171	46,631,152
Fidelity Series Commodity Strategy Fund	10,304,558	2,422,721	1,283,683	476,142	(501,303)	(200,342)	10,741,951
Fidelity Series Emerging Markets Debt Fund	7,302,969	832,310	370,566	370,258	1,641	423,503	8,189,857
Fidelity Series Emerging Markets Debt Local Currency Fund	2,493,438	256,349	121,718	132,982	754	68,804	2,697,627
Fidelity Series Emerging Markets Fund	25,955,917	18,592,874	896,097	1,070,607	(42,021)	1,661,620	45,272,293
Fidelity Series Emerging Markets Opportunities Fund	175,573,327	8,192,701	11,996,586	4,970,982	(1,545,170)	11,036,824	181,261,096
Fidelity Series Floating Rate High Income Fund	1,135,824	162,077	71,536	89,570	224	21,158	1,247,747
Fidelity Series Government Money Market Fund 5.43%	14,773,105	9,973,642	4,116,664	672,004	-	-	20,630,083
Fidelity Series High Income Fund	7,337,892	1,143,752	377,652	385,544	1,318	230,255	8,335,565
Fidelity Series International Credit Fund	516,324	19,724	-	19,725	-	13,978	550,026
Fidelity Series International Growth Fund	113,140,566	15,247,772	6,860,728	1,663,523	75,044	10,284,577	131,887,231
Fidelity Series International Small Cap Fund	30,888,761	2,561,469	8,297,012	866,808	(1,739,667)	2,601,927	26,015,478
Fidelity Series International Value Fund	112,841,124	17,267,568	10,340,606	4,143,519	324,282	11,335,197	131,427,565
Fidelity Series Investment Grade Bond Fund	387,137	809,524	64,991	20,336	(331)	46,847	1,178,186
Fidelity Series Large Cap Stock Fund	145,047,952	16,279,072	13,901,994	8,357,911	364,606	15,361,365	163,151,001
Fidelity Series Large Cap Value Index Fund	15,354,236	2,059,297	2,223,705	637,976	(3,267)	908,461	16,095,022
Fidelity Series Long-Term Treasury Bond Index Fund	85,173,363	19,567,802	5,170,977	2,138,485	(105,836)	(4,379,642)	95,084,710
Fidelity Series Opportunistic Insights Fund	86,052,299	5,114,839	12,715,555	972,624	(1,401,654)	18,615,009	95,664,938
Fidelity Series Overseas Fund	113,029,834	15,368,920	7,009,142	2,116,254	(34,174)	9,859,509	131,214,947
Fidelity Series Real Estate Income Fund	2,335,889	232,571	977,417	114,538	(98,507)	102,309	1,594,845
Fidelity Series Short-Term Credit Fund	102,874	12,670	-	2,511	-	2,356	117,900
Fidelity Series Small Cap Core Fund	-	304,877	25,960	5,222	2,520	42,133	323,570
Fidelity Series Small Cap Opportunities Fund	48,944,768	6,580,562	4,275,096	555,958	(105,426)	7,302,790	58,447,598
Fidelity Series Stock Selector Large Cap Value Fund	91,270,802	11,171,414	15,128,710	4,281,634	(660,728)	8,287,748	94,940,526
Fidelity Series Value Discovery Fund	93,244,747	14,758,196	14,859,098	4,427,547	(156,482)	3,351,243	96,338,606
	1,473,815,985	220,910,380	173,659,814	50,337,418	(8,599,136)	149,379,468	1,661,846,883

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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